CORE DEPOSIT INTANGIBLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Core Deposit Intangible
Net carrying value	$ 196,000	$ 271,000
Core deposit intangible
Core Deposit Intangible
Gross carrying value	3,258,000	3,258,000
Less accumulated amortization	(3,062,000)	(2,987,000)
Net carrying value	$ 196,000	$ 271,000